[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 16, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Municipal Trust
File Nos. 333-14725 and 811-07873

Ladies and Gentlemen:

On behalf of Nuveen Municipal Trust (the “Registrant”), we are transmitting Post-Effective Amendment No. 33 and Amendment No. 36 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Short Duration High Yield Municipal Bond Fund, a new series of the Registrant, and is being filed pursuant to Rule 485(a) under the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure